Financial Liabilities - Loans and Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018
Borrowings
Amount extended	€ 4,684,565	€ 4,312,605
Amount extended	241,895	239,782
Non-current, Loan transaction costs	(293,215)	(353,184)
Non-current loans and borrowings	3,295,242	3,501,772
Current loans, Loan transaction costs	(53,679)	(56,275)
Current loans and borrowings	169,556	185,967
Current loans and borrowings, accrued interest	7,262	6,266
Loans and Borrowings
Borrowings
Non-current, Loan transaction costs	(223,944)	(266,214)
Current loans, Loan transaction costs	(35,209)	(34,068)
Senior Debt
Borrowings
Amount extended	3,587,171	3,587,171
Non-current loans and borrowings, Carrying amount	3,335,415	3,551,300
Current loans and borrowings, Carrying Amount	34,035	35,871
EIB Loan
Borrowings
Amount extended	270,000	270,000
Non-current loans and borrowings, Carrying amount	180,625	212,500
Current loans and borrowings, Carrying Amount	31,875	21,250
Revolving credit facility
Borrowings
Amount extended	€ 817,394	445,434
Revolving Credit Facility, Maturing in 2025
Borrowings
Interest rate basis	US Libor
Adjustment to interest rate basis (as a percent)	1.50%
Other Current Loans
Borrowings
Amount extended	€ 241,895	239,782
Current loans and borrowings, Carrying Amount	€ 138,855	€ 162,914
Other Current Loans | Minimum
Borrowings
Interest rate	0.10%
Other Current Loans | Maximum
Borrowings
Interest rate	4.06%
US Dollars | Senior Debt Tranche B, Maturity in 2027
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)	2.00%	2.00%	2.00%
Amount extended	€ 2,227,171	€ 2,227,171
Non-current loans and borrowings, Carrying amount	2,002,615	2,204,900
Current loans and borrowings, Carrying Amount	20,435	€ 22,271
US Dollars | Revolving Credit Facility, Maturing in 2025
Borrowings
Adjustment to interest rate basis (as a percent)		1.50%
Amount extended	817,394	€ 445,434
Euros | Senior Debt Tranche B Maturity in 2027
Borrowings
Current loans and borrowings, Carrying Amount	€ 13,600	€ 13,600
Euros | Senior Debt Tranche B, Maturity in 2027
Borrowings
Interest rate basis	Euribor
Adjustment to interest rate basis (as a percent)	2.25%	2.25%	2.25%
Amount extended	€ 1,360,000	€ 1,360,000
Non-current loans and borrowings, Carrying amount	€ 1,332,800	€ 1,346,400
Euros | EIB Loan, Maturing in 2025
Borrowings
Interest rate	2.40%	2.40%		2.40%
Amount extended	€ 100,000	€ 100,000
Non-current loans and borrowings, Carrying amount	42,500	53,125
Current loans and borrowings, Carrying Amount	€ 10,625	€ 10,625
Euros | EIB Loan, Maturing in 2027
Borrowings
Interest rate	2.02%	2.02%
Amount extended	€ 85,000	€ 85,000
Non-current loans and borrowings, Carrying amount	63,750	74,375
Current loans and borrowings, Carrying Amount	€ 21,250	€ 10,625
Euros | EIB Loan, Maturing in 2028
Borrowings
Interest rate	2.15%	2.15%
Amount extended	€ 85,000	€ 85,000
Non-current loans and borrowings, Carrying amount	€ 74,375	€ 85,000
Euros | Other Non-current Loans
Borrowings
Adjustment to interest rate basis (as a percent)	1.93%	1.93%
Amount extended	€ 10,000	€ 10,000
Non-current loans and borrowings, Carrying amount	€ 3,146	€ 4,186